Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000197647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Corporate Bond ETF
Class Name	Invesco BulletShares 2027 Corporate Bond ETF
Trading Symbol	BSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.96%, differed from the return of the Index, 5.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | WarnerMedia Holdings, Inc., 3.76% coupon, due 3/15/2027, a media company (no longer held at fiscal year-end), followed by Citigroup, Inc., 4.45% coupon, due 9/29/2027, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/27/17)
Invesco BulletShares 2027 Corporate Bond ETF — NAV Return	4.96%	1.02%	3.12%
Invesco BulletShares® USD Corporate Bond 2027 Index	5.00%	1.09%	3.26%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.53%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.44%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,983,444,358
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 2,971,054
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,983,444,358
Total number of portfolio holdings	508
Total advisory fees paid	$2,971,054
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.85%
Citigroup, Inc., 4.45%, 09/29/2027	0.83%
Amazon.com, Inc., 3.15%, 08/22/2027	0.74%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.64%
Morgan Stanley, 3.63%, 01/20/2027	0.64%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.62%
Oracle Corp., 3.25%, 11/15/2027	0.58%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.57%
Wells Fargo & Co., 4.30%, 07/22/2027	0.54%
Bank of America Corp., 3.25%, 10/21/2027	0.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.85%
Citigroup, Inc., 4.45%, 09/29/2027	0.83%
Amazon.com, Inc., 3.15%, 08/22/2027	0.74%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.64%
Morgan Stanley, 3.63%, 01/20/2027	0.64%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.62%
Oracle Corp., 3.25%, 11/15/2027	0.58%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.57%
Wells Fargo & Co., 4.30%, 07/22/2027	0.54%
Bank of America Corp., 3.25%, 10/21/2027	0.53%
* Excluding money market fund holdings, if any.

C000197655 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 Corporate Bond ETF
Class Name	Invesco BulletShares 2025 Corporate Bond ETF
Trading Symbol	BSCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Corporate Bond ETF	$9	0.09%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.76%, differed from the return of the Index, 4.90%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | Visa, Inc., 3.15% coupon, due 12/14/2025, a financial services company, followed by Microsoft Corp., 3.13% coupon, due 11/3/2025, a software company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/7/15)
Invesco BulletShares 2025 Corporate Bond ETF — NAV Return	4.76%	1.39%	3.43%
Invesco BulletShares® USD Corporate Bond 2025 Index	4.90%	1.50%	3.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.72%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.96%

Performance Inception Date	Oct. 07, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,033,745,479
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,432,038
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,033,745,479
Total number of portfolio holdings	98
Total advisory fees paid	$3,432,038
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Visa, Inc., 3.15%, 12/14/2025	2.55%
Microsoft Corp., 3.13%, 11/03/2025	1.90%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	1.61%
Wells Fargo & Co., 3.55%, 09/29/2025	1.47%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	1.39%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	1.29%
Morgan Stanley, 5.00%, 11/24/2025	1.27%
AstraZeneca PLC, 3.38%, 11/16/2025	1.27%
Novartis Capital Corp., 3.00%, 11/20/2025	1.15%
Walmart, Inc., 3.90%, 09/09/2025	1.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Visa, Inc., 3.15%, 12/14/2025	2.55%
Microsoft Corp., 3.13%, 11/03/2025	1.90%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	1.61%
Wells Fargo & Co., 3.55%, 09/29/2025	1.47%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	1.39%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	1.29%
Morgan Stanley, 5.00%, 11/24/2025	1.27%
AstraZeneca PLC, 3.38%, 11/16/2025	1.27%
Novartis Capital Corp., 3.00%, 11/20/2025	1.15%
Walmart, Inc., 3.90%, 09/09/2025	1.12%
* Excluding money market fund holdings, if any.

C000197656 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Corporate Bond ETF
Class Name	Invesco BulletShares 2026 Corporate Bond ETF
Trading Symbol	BSCQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.69%, differed from the return of the Index, 4.82%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | Boeing Co. (The), 2.20% coupon, due 2/4/2026, an aerospace & defense company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45% coupon, due 10/29/2026, a financial services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Tapestry, Inc., 17.00% coupon, due 11/27/2026, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by TR Finance LLC, 3.35% coupon, due 5/15/2026, an IT services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/14/16)
Invesco BulletShares 2026 Corporate Bond ETF — NAV Return	4.69%	0.97%	2.93%
Invesco BulletShares® USD Corporate Bond 2026 Index	4.82%	1.08%	3.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.42%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.49%

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,245,087,045
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 4,133,088
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,245,087,045
Total number of portfolio holdings	463
Total advisory fees paid	$4,133,088
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.11%
Microsoft Corp., 2.40%, 08/08/2026	0.80%
AbbVie, Inc., 2.95%, 11/21/2026	0.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.75%
Wells Fargo & Co., 3.00%, 04/22/2026	0.70%
Wells Fargo & Co., 3.00%, 10/23/2026	0.70%
Apple, Inc., 3.25%, 02/23/2026	0.66%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.11%
Microsoft Corp., 2.40%, 08/08/2026	0.80%
AbbVie, Inc., 2.95%, 11/21/2026	0.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.75%
Wells Fargo & Co., 3.00%, 04/22/2026	0.70%
Wells Fargo & Co., 3.00%, 10/23/2026	0.70%
Apple, Inc., 3.25%, 02/23/2026	0.66%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
* Excluding money market fund holdings, if any.

C000197657 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Pricing Power ETF
Class Name	Invesco Bloomberg Pricing Power ETF
Trading Symbol	POWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Pricing Power ETF	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index primarily due to its large overweight allocation to the health care sector, which had the worst performance in the S&P 500® Index, as well as its underweight allocations to the communication services and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.82%, differed from the return of the Index, 9.24%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology sector.
Positions | Dollar Tree, Inc., a consumer staples company (no longer held at fiscal year-end), and Jabil, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the financials sector.
Positions | IQVIA Holdings, Inc., a health care company (no longer held at fiscal year-end), and Best Buy Co., Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Pricing Power ETF — NAV Return	8.82%	10.91%	11.46%
Blended - Invesco Bloomberg Pricing Power Benchmark	9.24%	11.46%	12.07%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 189,476,125
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 730,659
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$189,476,125
Total number of portfolio holdings	53
Total advisory fees paid	$730,659
Portfolio turnover rate	91%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Archer-Daniels-Midland Co.	2.44%
Ferguson Enterprises, Inc.	2.43%
Jabil, Inc.	2.33%
Tractor Supply Co.	2.32%
Cummins, Inc.	2.32%
Fastenal Co.	2.29%
CoStar Group, Inc.	2.27%
Garmin Ltd.	2.26%
Synopsys, Inc.	2.26%
General Dynamics Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Archer-Daniels-Midland Co.	2.44%
Ferguson Enterprises, Inc.	2.43%
Jabil, Inc.	2.33%
Tractor Supply Co.	2.32%
Cummins, Inc.	2.32%
Fastenal Co.	2.29%
CoStar Group, Inc.	2.27%
Garmin Ltd.	2.26%
Synopsys, Inc.	2.26%
General Dynamics Corp.	2.19%
* Excluding money market fund holdings, if any.

C000197658 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2025 High Yield Corporate Bond ETF
Trading Symbol	BSJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 High Yield Corporate Bond ETF	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.66%, differed from the return of the Index, 6.37%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry followed by the pharmaceuticals industry.
Positions | Bausch Health Cos., Inc., 5.50% coupon, due 11/1/2025, a pharmaceuticals company (no longer held at fiscal year-end), followed by Veritas US, Inc./Veritas Bermuda Ltd., 7.50% coupon, due 9/1/2025, a software company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75% coupon, due 5/15/2025, an energy equipment & services company (no longer held at fiscal year-end), followed by Brink's Co. (The), 5.50% coupon, due 7/15/2025, a commercial services & supplies company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/27/17)
Invesco BulletShares 2025 High Yield Corporate Bond ETF — NAV Return	5.66%	5.12%	4.64%
Invesco BulletShares® USD High Yield Corporate Bond 2025 Index	6.37%	5.89%	5.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.53%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.00%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 713,292,166
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 3,812,359
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$713,292,166
Total number of portfolio holdings	9
Total advisory fees paid	$3,812,359
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	4.50%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025	3.78%
Penske Automotive Group, Inc., 3.50%, 09/01/2025	2.59%
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	2.51%
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029	2.49%
Travel + Leisure Co., 6.60%, 10/01/2025	1.72%
Welltec International ApS, 8.25%, 10/15/2026	1.11%
Warrior Met Coal, Inc., 7.88%, 12/01/2028	0.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	4.50%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025	3.78%
Penske Automotive Group, Inc., 3.50%, 09/01/2025	2.59%
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	2.51%
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029	2.49%
Travel + Leisure Co., 6.60%, 10/01/2025	1.72%
Welltec International ApS, 8.25%, 10/15/2026	1.11%
Warrior Met Coal, Inc., 7.88%, 12/01/2028	0.09%
* Excluding money market fund holdings, if any.

C000201205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Investment Grade Defensive ETF
Class Name	Invesco Investment Grade Defensive ETF
Trading Symbol	IIGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Investment Grade Defensive ETF	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.44%, differed from the return of the Index, 5.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Insurance industry, followed by capital markets industry.
Positions | Merck & Co., Inc., 2.15% coupon, due 12/10/2031, a pharmaceuticals company, followed by 3M Co., 2.38% coupon, due 8/26/2029, an industrial conglomerates company.
What detracted from performance?
Industry Allocations |  Electronic equipment, instruments & components industry.
Positions | MassMutual Global Funding II, 5.05% coupon, due 7/12/2027, an insurance company (no longer held at fiscal year-end), followed by Deere & Co., 3.10% coupon, due 4/15/2030, a machinery company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/25/18)
Invesco Investment Grade Defensive ETF — NAV Return	5.44%	1.24%	2.95%
Invesco Investment Grade Defensive Index	5.55%	1.44%	3.14%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.88%
iBoxx USD Liquid Investment Grade Index	3.41%	-0.52%	2.95%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 27,286,572
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 44,185
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$27,286,572
Total number of portfolio holdings	160
Total advisory fees paid	$44,185
Portfolio turnover rate	68%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Prologis L.P., 2.25%, 04/15/2030	0.71%
Enterprise Products Operating LLC, 3.13%, 07/31/2029	0.71%
Capital One N.A., 4.65%, 09/13/2028	0.71%
Entergy Texas, Inc., 1.75%, 03/15/2031	0.70%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028	0.70%
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	0.70%
FMR LLC, 7.57%, 06/15/2029	0.70%
Republic Services, Inc., 3.95%, 05/15/2028	0.70%
Amazon.com, Inc., 3.15%, 08/22/2027	0.70%
Athene Holding Ltd., 4.13%, 01/12/2028	0.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis L.P., 2.25%, 04/15/2030	0.71%
Enterprise Products Operating LLC, 3.13%, 07/31/2029	0.71%
Capital One N.A., 4.65%, 09/13/2028	0.71%
Entergy Texas, Inc., 1.75%, 03/15/2031	0.70%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028	0.70%
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	0.70%
FMR LLC, 7.57%, 06/15/2029	0.70%
Republic Services, Inc., 3.95%, 05/15/2028	0.70%
Amazon.com, Inc., 3.15%, 08/22/2027	0.70%
Athene Holding Ltd., 4.13%, 01/12/2028	0.69%
* Excluding money market fund holdings, if any.

C000202950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Corporate Bond ETF
Class Name	Invesco BulletShares 2028 Corporate Bond ETF
Trading Symbol	BSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.45%, differed from the return of the Index, 5.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | CVS Health Corp., 4.30% coupon, due 3/25/2028, a health care providers & services company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00% coupon, due 10/29/2028, a financial services company.
What detracted from performance?
Industry Allocations | Textiles, apparel & luxury goods industry.
Positions | Tapestry, Inc., 7.35% coupon, due 11/27/2028, a textiles, apparel & luxury goods company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2028 Corporate Bond ETF — NAV Return	5.45%	0.97%	3.84%
Invesco BulletShares® USD Corporate Bond 2028 Index	5.50%	1.07%	3.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.86%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	2.89%

Performance Inception Date	Aug. 09, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,757,399,966
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 2,355,808
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,757,399,966
Total number of portfolio holdings	432
Total advisory fees paid	$2,355,808
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.27%
Amgen, Inc., 5.15%, 03/02/2028	0.99%
Cigna Group (The), 4.38%, 10/15/2028	0.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.92%
RTX Corp., 4.13%, 11/16/2028	0.77%
UBS AG, 7.50%, 02/15/2028	0.69%
Sprint Capital Corp., 6.88%, 11/15/2028	0.69%
Citibank N.A., 5.80%, 09/29/2028	0.67%
Apple, Inc., 1.20%, 02/08/2028	0.60%
Amazon.com, Inc., 1.65%, 05/12/2028	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.27%
Amgen, Inc., 5.15%, 03/02/2028	0.99%
Cigna Group (The), 4.38%, 10/15/2028	0.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.92%
RTX Corp., 4.13%, 11/16/2028	0.77%
UBS AG, 7.50%, 02/15/2028	0.69%
Sprint Capital Corp., 6.88%, 11/15/2028	0.69%
Citibank N.A., 5.80%, 09/29/2028	0.67%
Apple, Inc., 1.20%, 02/08/2028	0.60%
Amazon.com, Inc., 1.65%, 05/12/2028	0.55%
* Excluding money market fund holdings, if any.

C000202951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Trading Symbol	BSJQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.89%, differed from the return of the Index, 7.62%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the oil, gas & consumable fuels industry.
Positions | DISH DBS Corp., 5.25% coupon, due 12/1/2026, a media company, followed by Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company.
What detracted from performance?
Industry Allocations | IT services industry, followed by the construction & engineering industry.
Positions | Hertz Corp. (The), 4.63% coupon, due 12/1/2026, a ground transportation company, followed by Hughes Satellite Systems Corp., 6.63% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return	6.89%	4.57%	4.84%
Invesco BulletShares® USD High Yield Corporate Bond 2026 Index	7.62%	5.25%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.86%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.30%

Performance Inception Date	Aug. 09, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,141,878,312
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 3,901,690
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,141,878,312
Total number of portfolio holdings	91
Total advisory fees paid	$3,901,690
Portfolio turnover rate	82%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028	4.14%
DISH DBS Corp., 5.25%, 12/01/2026	3.69%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	2.66%
NCR Atleos Corp., 9.50%, 04/01/2029	2.53%
Talen Energy Supply LLC, 8.63%, 06/01/2030	2.22%
WESCO Distribution, Inc., 7.25%, 06/15/2028	2.15%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	2.11%
Frontier Communications Holdings LLC, 8.75%, 05/15/2030	1.95%
eG Global Finance PLC, 12.00%, 11/30/2028	1.91%
LifePoint Health, Inc., 11.00%, 10/15/2030	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028	4.14%
DISH DBS Corp., 5.25%, 12/01/2026	3.69%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	2.66%
NCR Atleos Corp., 9.50%, 04/01/2029	2.53%
Talen Energy Supply LLC, 8.63%, 06/01/2030	2.22%
WESCO Distribution, Inc., 7.25%, 06/15/2028	2.15%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	2.11%
Frontier Communications Holdings LLC, 8.75%, 05/15/2030	1.95%
eG Global Finance PLC, 12.00%, 11/30/2028	1.91%
LifePoint Health, Inc., 11.00%, 10/15/2030	1.90%
* Excluding money market fund holdings, if any.

C000203478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFITM Strategic US ETF
Class Name	Invesco RAFITM Strategic US ETF
Trading Symbol	IUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFITM Strategic US ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the Russell 1000® Index primarily due to its large underweight allocation to and security selection in the information technology sector, as well as its large overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Strategic US Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.57%, differed from the return of the Index, 10.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Communication services sector, followed by the information technology sector.
Positions | Alphabet, Inc., a communication services company, and Meta Platforms, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | UnitedHealth Group, Inc., a health care company, followed by Centene Corp., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/18)
Invesco RAFITM Strategic US ETF — NAV Return	10.57%	15.93%	13.62%
Invesco Strategic US Index	10.79%	16.15%	13.81%
Russell 3000® Index	15.84%	14.11%	13.34%
Russell 1000® Index	16.24%	14.34%	13.82%

Performance Inception Date	Sep. 12, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 657,106,023
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 1,172,891
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$657,106,023
Total number of portfolio holdings	548
Total advisory fees paid	$1,172,891
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.96%
Apple, Inc.	4.39%
Microsoft Corp.	3.32%
Meta Platforms, Inc., Class A	2.70%
Amazon.com, Inc.	2.62%
Berkshire Hathaway, Inc., Class B	2.53%
Exxon Mobil Corp.	2.42%
NVIDIA Corp.	1.90%
Chevron Corp.	1.70%
UnitedHealth Group, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.96%
Apple, Inc.	4.39%
Microsoft Corp.	3.32%
Meta Platforms, Inc., Class A	2.70%
Amazon.com, Inc.	2.62%
Berkshire Hathaway, Inc., Class B	2.53%
Exxon Mobil Corp.	2.42%
NVIDIA Corp.	1.90%
Chevron Corp.	1.70%
UnitedHealth Group, Inc.	1.35%
* Excluding money market fund holdings, if any.

C000203488 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Municipal Bond ETF
Class Name	Invesco BulletShares 2028 Municipal Bond ETF
Trading Symbol	BSMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2028, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term and intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.15%, differed from the return of the Index, 2.53%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | University of Colorado, Series 2017 A-2, Ref. RB, 4.00% coupon, due 6/1/2038, followed by Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00% coupon, due 7/1/2028.
What detracted from performance?
State Allocations | Delaware bonds, followed by Montana bonds.
Positions | Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB, 5.00% coupon, due 6/1/2050, followed by West Shore School District, Series 2020, GO Bonds, 4.00% coupon, due 11/15/2045.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2028 Municipal Bond ETF — NAV Return	2.15%	0.21%	0.92%
Invesco BulletShares® Municipal Bond 2028 Index	2.53%	0.67%	1.24%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 214,134,741
Holdings Count | Holding	1,691
Advisory Fees Paid, Amount	$ 287,406
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$214,134,741
Total number of portfolio holdings	1,691
Total advisory fees paid	$287,406
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.52%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.52%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.50%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.46%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.43%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.39%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.39%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.38%
Metropolitan Transportation Authority, Series 2012 A, Ref. RB, 3.00%, 11/15/2028	0.38%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2028	0.34%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.52%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.52%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.50%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.46%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.43%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.39%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.39%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.38%
Metropolitan Transportation Authority, Series 2012 A, Ref. RB, 3.00%, 11/15/2028	0.38%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2028	0.34%

C000203494 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 Municipal Bond ETF
Class Name	Invesco BulletShares 2025 Municipal Bond ETF
Trading Symbol	BSMP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2025 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2025, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.63%, differed from the return of the Index, 2.99%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | California (State of), Series 2015, Ref. GO Bonds, 5.00% coupon, due 8/1/2034, followed by Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00% coupon, due 10/1/2025.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | San Francisco (City & County of), CA Public Utilities Commission, Series 2016 B, RB, 4.00% coupon, due 10/1/2046, followed by Hillsborough (County of), FL, Series 2015, RB, 3.75% coupon, due 10/1/2045.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2025 Municipal Bond ETF — NAV Return	2.63%	0.81%	1.38%
Invesco BulletShares® Municipal Bond 2025 Index	2.99%	1.17%	1.69%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 220,617,113
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 430,725
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$220,617,113
Total number of portfolio holdings	638
Total advisory fees paid	$430,725
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB, 2.45%, 08/01/2042	1.13%
Los Angeles (City of), CA Department of Water & Power, Series 2023 F-2, Ref. VRD RB, 3.00%, 07/01/2047	1.13%
New York City Housing Development Corp. (Green Bonds), Series 2023 B-2, VRD RB, 2.75%, 05/01/2054	1.07%
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	1.06%
Metropolitan Transportation Authority (Green Bonds), Series 2008 A-1, VRD Ref. RB, 3.90%, 11/01/2031	1.04%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, VRD RB, 1.60%, 04/01/2059	1.00%
New York State Housing Finance Agency, Series 2010, VRD RB, 2.65%, 05/01/2044	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.93%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.91%
Texas (State of), Series 2014 D, VRD GO Bonds, 2.77%, 06/01/2045	0.91%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB, 2.45%, 08/01/2042	1.13%
Los Angeles (City of), CA Department of Water & Power, Series 2023 F-2, Ref. VRD RB, 3.00%, 07/01/2047	1.13%
New York City Housing Development Corp. (Green Bonds), Series 2023 B-2, VRD RB, 2.75%, 05/01/2054	1.07%
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	1.06%
Metropolitan Transportation Authority (Green Bonds), Series 2008 A-1, VRD Ref. RB, 3.90%, 11/01/2031	1.04%
Bay Area Toll Authority (San Francisco Bay Area), Series 2024, VRD RB, 1.60%, 04/01/2059	1.00%
New York State Housing Finance Agency, Series 2010, VRD RB, 2.65%, 05/01/2044	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.93%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.91%
Texas (State of), Series 2014 D, VRD GO Bonds, 2.77%, 06/01/2045	0.91%

C000203495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Municipal Bond ETF
Class Name	Invesco BulletShares 2026 Municipal Bond ETF
Trading Symbol	BSMQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2026, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.53%, differed from the return of the Index, 2.91%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | California (State of), Series 2018, GO Bonds, 5.00% coupon, due 10/1/2026, followed by New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00% coupon, due 8/1/2026.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by North Dakota bonds.
Positions | California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB, 4.00% coupon, due 3/1/2039, followed by Palomar Health, Series 2016 B, Ref. GO Bonds, 4.00% coupon, due 8/1/2036 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2026 Municipal Bond ETF — NAV Return	2.53%	0.51%	1.03%
Invesco BulletShares® Municipal Bond 2026 Index	2.91%	0.89%	1.47%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 290,009,327
Holdings Count | Holding	1,980
Advisory Fees Paid, Amount	$ 456,519
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$290,009,327
Total number of portfolio holdings	1,980
Total advisory fees paid	$456,519
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.71%
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.71%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.53%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.45%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.43%
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB, 5.00%, 08/01/2034	0.42%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.39%
North Texas Tollway Authority, Series 2016 A, Ref. RB, 5.00%, 01/01/2031	0.38%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds, 5.00%, 12/01/2026	0.38%
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB, 5.25%, 06/15/2046	0.36%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.71%
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.71%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.53%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.45%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.43%
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB, 5.00%, 08/01/2034	0.42%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.39%
North Texas Tollway Authority, Series 2016 A, Ref. RB, 5.00%, 01/01/2031	0.38%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds, 5.00%, 12/01/2026	0.38%
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB, 5.25%, 06/15/2046	0.36%

C000203496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Municipal Bond ETF
Class Name	Invesco BulletShares 2027 Municipal Bond ETF
Trading Symbol	BSMR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2027, it was affected by this market environment, but this was offset by the Fund's exposure to lower short-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.31%, differed from the return of the Index, 2.74%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00% coupon, due 10/1/2030, followed by Illinois (State of), Series 2017 C, GO Bonds, 5.00% coupon, due 11/1/2029.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by South Dakota bonds.
Positions | District of Columbia Water & Sewer Authority, Series 2017 B, RB, 4.00% coupon, due 10/1/2044, followed by Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB, 4.25% coupon, due 8/15/2047 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2027 Municipal Bond ETF — NAV Return	2.31%	0.56%	0.98%
Invesco BulletShares® Municipal Bond 2027 Index	2.74%	0.80%	1.37%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 268,311,439
Holdings Count | Holding	1,971
Advisory Fees Paid, Amount	$ 396,476
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$268,311,439
Total number of portfolio holdings	1,971
Total advisory fees paid	$396,476
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.46%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.45%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.40%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.40%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.38%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.38%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.38%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.38%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.38%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.38%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.46%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.45%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.40%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.40%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.38%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.38%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.38%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.38%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.38%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.38%

C000209106 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000® Dynamic Multifactor ETF
Class Name	Invesco Russell 1000® Dynamic Multifactor ETF
Trading Symbol	OMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000® Dynamic Multifactor ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the Russell 1000® Index primarily due to its poor security selection in the financials and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.32%, differed from the return of the Index, 14.73%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Meta Platforms, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | UnitedHealth Group, Inc., a health care company, and Eli Lilly and Co., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return	14.32%	14.52%	13.26%
Russell 1000® Invesco Dynamic Multifactor Index	14.73%	14.89%	13.60%
Russell 3000® Index	15.84%	14.11%	13.66%
Russell 1000® Index	16.24%	14.34%	14.06%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,979,501,491
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 14,422,218
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,979,501,491
Total number of portfolio holdings	580
Total advisory fees paid	$14,422,218
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.10%
Microsoft Corp.	6.55%
Meta Platforms, Inc., Class A	4.80%
NVIDIA Corp.	4.71%
Amazon.com, Inc.	3.71%
Berkshire Hathaway, Inc., Class B	3.56%
Visa, Inc., Class A	2.83%
Mastercard, Inc., Class A	2.76%
Walmart, Inc.	2.65%
Costco Wholesale Corp.	2.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	8.10%
Microsoft Corp.	6.55%
Meta Platforms, Inc., Class A	4.80%
NVIDIA Corp.	4.71%
Amazon.com, Inc.	3.71%
Berkshire Hathaway, Inc., Class B	3.56%
Visa, Inc., Class A	2.83%
Mastercard, Inc., Class A	2.76%
Walmart, Inc.	2.65%
Costco Wholesale Corp.	2.52%
* Excluding money market fund holdings, if any.

C000209109 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 2000® Dynamic Multifactor ETF
Class Name	Invesco Russell 2000® Dynamic Multifactor ETF
Trading Symbol	OMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 2000® Dynamic Multifactor ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 2000® Index rose despite elevated geopolitical and policy uncertainty. The Fund outperformed the Russell 2000® Index primarily due to its strong security selections results in the health care and consumer staples sectors as well as its average underweight to the health care sector, which was one of the worst performing sectors in the Russell 2000® Index in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.67%, differed from the return of the Index, 12.15%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | Sprouts Farmers Market, Inc., a consumer staples company (no longer held at fiscal year-end), and Corcept Therapeutics, Inc., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector, followed by the real estate sector.
Positions | Abercrombie & Fitch Co., a consumer discretionary company, and Innovative Industrials Properties, Inc., a real estate company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return	11.67%	13.15%	8.74%
Russell 2000® Invesco Dynamic Multifactor Index	12.15%	13.70%	9.27%
Russell 3000® Index	15.84%	14.11%	13.66%
Russell 2000® Index	8.17%	10.13%	7.63%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 252,629,586
Holdings Count | Holding	1,453
Advisory Fees Paid, Amount	$ 954,746
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$252,629,586
Total number of portfolio holdings	1,453
Total advisory fees paid	$954,746
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	0.72%
Sterling Infrastructure, Inc.	0.62%
Hims & Hers Health, Inc.	0.60%
American Healthcare REIT, Inc.	0.60%
Commvault Systems, Inc.	0.58%
Stride, Inc.	0.55%
Watts Water Technologies, Inc., Class A	0.52%
Ensign Group, Inc. (The)	0.52%
Brinker International, Inc.	0.52%
UMB Financial Corp.	0.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
InterDigital, Inc.	0.72%
Sterling Infrastructure, Inc.	0.62%
Hims & Hers Health, Inc.	0.60%
American Healthcare REIT, Inc.	0.60%
Commvault Systems, Inc.	0.58%
Stride, Inc.	0.55%
Watts Water Technologies, Inc., Class A	0.52%
Ensign Group, Inc. (The)	0.52%
Brinker International, Inc.	0.52%
UMB Financial Corp.	0.52%
* Excluding money market fund holdings, if any.

C000213440 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Corporate Bond ETF
Class Name	Invesco BulletShares 2029 Corporate Bond ETF
Trading Symbol	BSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.59%, differed from the return of the Index, 5.56%, primarily due to positive effects of the sampling approach employed by the portfolio management team, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the oil, gas & consumable fuels industry.
Positions | AbbVie, Inc., 3.20% coupon, due 11/21/2029, a biotechnology company, followed by Verizon Communications, Inc., 4.02% coupon, due 12/3/2029, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Whirlpool Corp., 4.75% coupon, due 2/26/2029, a household durables company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2029 Corporate Bond ETF — NAV Return	5.59%	0.67%	2.33%
Invesco BulletShares® USD Corporate Bond 2029 Index	5.56%	0.77%	2.44%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	0.70%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	1.51%

Performance Inception Date	Sep. 12, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,248,443,814
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 1,759,389
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,248,443,814
Total number of portfolio holdings	423
Total advisory fees paid	$1,759,389
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.40%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.89%
International Business Machines Corp., 3.50%, 05/15/2029	0.86%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.86%
Centene Corp., 4.63%, 12/15/2029	0.85%
AT&T, Inc., 4.35%, 03/01/2029	0.81%
Fiserv, Inc., 3.50%, 07/01/2029	0.78%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.69%
AbbVie, Inc., 4.80%, 03/15/2029	0.69%
Wells Fargo & Co., 4.15%, 01/24/2029	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.40%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.89%
International Business Machines Corp., 3.50%, 05/15/2029	0.86%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.86%
Centene Corp., 4.63%, 12/15/2029	0.85%
AT&T, Inc., 4.35%, 03/01/2029	0.81%
Fiserv, Inc., 3.50%, 07/01/2029	0.78%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.69%
AbbVie, Inc., 4.80%, 03/15/2029	0.69%
Wells Fargo & Co., 4.15%, 01/24/2029	0.67%
* Excluding money market fund holdings, if any.

C000213441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Trading Symbol	BSJR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.90%, differed from the return of the Index, 8.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry, followed by the diversified telecommunication services industry.
Positions | DISH Network Corp., 11.75% coupon, due 11/15/2027, a media company, followed by Altice France S.A., 8.13% coupon, due 2/1/2027, a diversified telecommunication services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Office REITs industry.
Positions | Affinity Interactive, 6.88% coupon, due 12/15/2027, a hotels, restaurants & leisure company (no longer held at fiscal year-end), followed by Scripps Escrow II, Inc., 5.88% coupon, due 7/15/2027, an interactive media & services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return	7.90%	4.04%	4.11%
Invesco BulletShares® USD High Yield Corporate Bond 2027 Index	8.23%	4.68%	5.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	0.70%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.02%

Performance Inception Date	Sep. 12, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 601,989,889
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,750,433
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$601,989,889
Total number of portfolio holdings	134
Total advisory fees paid	$1,750,433
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.56%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	3.37%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.84%
Venture Global LNG, Inc., 9.88%, 02/01/2032	2.27%
Rakuten Group, Inc., 11.25%, 02/15/2027	2.03%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.78%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.62%
Tenet Healthcare Corp., 6.25%, 02/01/2027	1.56%
Tenet Healthcare Corp., 5.13%, 11/01/2027	1.56%
Sirius XM Radio LLC, 5.00%, 08/01/2027	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.56%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	3.37%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.84%
Venture Global LNG, Inc., 9.88%, 02/01/2032	2.27%
Rakuten Group, Inc., 11.25%, 02/15/2027	2.03%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.78%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.62%
Tenet Healthcare Corp., 6.25%, 02/01/2027	1.56%
Tenet Healthcare Corp., 5.13%, 11/01/2027	1.56%
Sirius XM Radio LLC, 5.00%, 08/01/2027	1.56%
* Excluding money market fund holdings, if any.

C000213743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Municipal Bond ETF
Class Name	Invesco BulletShares 2029 Municipal Bond ETF
Trading Symbol	BSMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2029, it was affected by this market environment, but this was offset by the Fund's exposure to lower intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.60%, differed from the return of the Index, 2.12%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00% coupon, due 10/1/2031, followed by California (State of), Series 2019, Ref. GO Bonds, 5.00% coupon, due 4/1/2029.
What detracted from performance?
State Allocations | West Virginia bonds, followed by Arkansas bonds.
Positions | Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00% coupon, due 1/1/2044, followed by New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00% coupon, due 7/1/2046.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2029 Municipal Bond ETF — NAV Return	1.60%	-0.13%	0.65%
Invesco BulletShares® Municipal Bond 2029 Index	2.12%	0.15%	0.88%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.01%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 201,222,828
Holdings Count | Holding	1,449
Advisory Fees Paid, Amount	$ 303,275
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$201,222,828
Total number of portfolio holdings	1,449
Total advisory fees paid	$303,275
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.63%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.60%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.57%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.56%
Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00%, 01/01/2044	0.46%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.45%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.45%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.41%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.41%
University of California, Series 2023 BQ, RB, 5.00%, 05/15/2029	0.40%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.63%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.60%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.57%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.56%
Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00%, 01/01/2044	0.46%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.45%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.45%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.41%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.41%
University of California, Series 2023 BQ, RB, 5.00%, 05/15/2029	0.40%

C000213744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Municipal Bond ETF
Class Name	Invesco BulletShares 2030 Municipal Bond ETF
Trading Symbol	BSMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2030, it was affected by this market environment, but this was offset by the Fund's exposure to lower intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.30%, differed from the return of the Index, 1.75%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | New Jersey (State of), Series 2021, GO Bonds, 2.00% coupon, due 6/1/2030, followed by California (State of) Infrastructure & Economic Development Bank (Segerstorm Center for The Arts), Series 2023, Ref. RB, 5.00% coupon, due 7/1/2030.
What detracted from performance?
State Allocations | Pennsylvania bonds, followed by Nebraska bonds.
Positions | Ridley School District, Series 2022, GO Bonds, 4.00% coupon, due 11/15/2043, followed by Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB, 4.00% coupon, due 12/31/2038.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/16/20)
Invesco BulletShares 2030 Municipal Bond ETF — NAV Return	1.30%	-0.54%
Invesco BulletShares® Municipal Bond 2030 Index	1.75%	-0.21%
Bloomberg Municipal Bond Index	0.08%	0.40%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 175,338,801
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 260,622
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$175,338,801
Total number of portfolio holdings	1,324
Total advisory fees paid	$260,622
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.85%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.60%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.54%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.51%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.50%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.45%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.45%
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, 5.00%, 06/15/2032	0.40%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.39%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.37%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.85%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.60%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.54%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.51%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.50%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.45%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.45%
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, 5.00%, 06/15/2032	0.40%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.39%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.37%

C000221367 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Trading Symbol	BSJS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.17%, differed from the return of the Index, 8.79%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the diversified telecommunication services industry.
Positions | DISH DBS Corp., 5.75% coupon, due 12/1/2028, a media company, followed by Bausch Health Cos., Inc., 11.00% coupon, due 9/30/2028, a pharmaceuticals company.
What detracted from performance?
Industry Allocations | Technology hardware, storage & peripherals industry.
Positions | PM General Purchaser LLC, 9.50% coupon, due 10/1/2028, an automobiles company (no longer held at fiscal year-end), followed by Newfold Digital Holdings Group, Inc., 11.75% coupon, due 10/15/2028, an IT services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/16/20)
Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return	8.17%	3.57%
Invesco BulletShares® USD High Yield Corporate Bond 2028 Index	8.79%	4.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.70%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.23%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 456,198,029
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 1,483,136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$456,198,029
Total number of portfolio holdings	232
Total advisory fees paid	$1,483,136
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.61%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.60%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.50%
TransDigm, Inc., 6.75%, 08/15/2028	1.39%
DISH DBS Corp., 5.75%, 12/01/2028	1.36%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.29%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.24%
Tenneco, Inc., 8.00%, 11/17/2028	1.22%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.15%
Bausch Health Cos., Inc., 11.00%, 09/30/2028	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.61%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.60%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.50%
TransDigm, Inc., 6.75%, 08/15/2028	1.39%
DISH DBS Corp., 5.75%, 12/01/2028	1.36%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.29%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.24%
Tenneco, Inc., 8.00%, 11/17/2028	1.22%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.15%
Bausch Health Cos., Inc., 11.00%, 09/30/2028	1.14%
* Excluding money market fund holdings, if any.

C000221368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Corporate Bond ETF
Class Name	Invesco BulletShares 2030 Corporate Bond ETF
Trading Symbol	BSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.51%, differed from the return of the Index, 5.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the banks industry.
Positions | Boeing Co. (The), 5.15% coupon, due 5/1/2030, an aerospace & defense company, followed by Pacific Gas and Electric Co., 4.55% coupon, due 7/1/2030, an electric utilities company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Tapestry, Inc., 7.70% coupon, due 11/27/2030, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by Discovery Communications LLC, 3.63% coupon, due 5/15/2030, a media company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/16/20)
Invesco BulletShares 2030 Corporate Bond ETF — NAV Return	5.51%	0.07%
Invesco BulletShares® USD Corporate Bond 2030 Index	5.58%	0.14%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.70%
Bloomberg U.S. Corporate Index	3.91%	-0.09%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,846,632,158
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 1,358,728
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,846,632,158
Total number of portfolio holdings	399
Total advisory fees paid	$1,358,728
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.31%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.91%
Amgen, Inc., 5.25%, 03/02/2030	0.84%
Citibank N.A., 4.91%, 05/29/2030	0.77%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.68%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.67%
Alphabet, Inc., 1.10%, 08/15/2030	0.61%
Centene Corp., 3.00%, 10/15/2030	0.58%
Synopsys, Inc., 4.85%, 04/01/2030	0.56%
Centene Corp., 3.38%, 02/15/2030	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.31%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.91%
Amgen, Inc., 5.25%, 03/02/2030	0.84%
Citibank N.A., 4.91%, 05/29/2030	0.77%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.68%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.67%
Alphabet, Inc., 1.10%, 08/15/2030	0.61%
Centene Corp., 3.00%, 10/15/2030	0.58%
Synopsys, Inc., 4.85%, 04/01/2030	0.56%
Centene Corp., 3.38%, 02/15/2030	0.55%
* Excluding money market fund holdings, if any.

C000225365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Developed Dynamic Multifactor ETF
Class Name	Invesco International Developed Dynamic Multifactor ETF
Trading Symbol	IMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Developed Dynamic Multifactor ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the FTSE Developed ex US Index (Net) rose as geopolitical and policy uncertainty in the U.S. resulted in a rotation towards international equities. The Fund underperformed the FTSE Developed ex US Index (Net) primarily due to its underweight allocation to and security selection in the financials sector, as well as its overweight allocation to the health care sector and security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.97%, differed from the return of the Index, 8.52%, due to foreign fair valuation, trading commissions and brokerage fees, as well as fees and expenses incurred by the Fund during the period, which were partially offset by positive differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations | Communication services sector, followed by the industrials sector.
Positions | Nintendo Co. Ltd., a communication services company, and SAP SE, an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Novo Nordisk A/S, a health care company, and Samsung Electronics Co. Ltd., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (2/24/21)
Invesco International Developed Dynamic Multifactor ETF — NAV Return	7.97%	5.89%
FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)	8.52%	6.54%
MSCI EAFE® Index (Net)	13.87%	7.53%
FTSE Developed ex US Index (Net)	14.83%	7.26%

Performance Inception Date	Feb. 24, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 571,417,268
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,744,182
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$571,417,268
Total number of portfolio holdings	404
Total advisory fees paid	$1,744,182
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
SAP SE	4.41%
3i Group PLC	4.28%
Nintendo Co. Ltd.	4.16%
Roche Holding AG	4.06%
Novartis AG	3.39%
Deutsche Telekom AG	3.10%
SK hynix, Inc.	2.71%
AstraZeneca PLC	2.63%
Unilever PLC	1.96%
Investor AB, Class B	1.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SAP SE	4.41%
3i Group PLC	4.28%
Nintendo Co. Ltd.	4.16%
Roche Holding AG	4.06%
Novartis AG	3.39%
Deutsche Telekom AG	3.10%
SK hynix, Inc.	2.71%
AstraZeneca PLC	2.63%
Unilever PLC	1.96%
Investor AB, Class B	1.82%
* Excluding money market fund holdings, if any.

C000229787 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Corporate Bond ETF
Class Name	Invesco BulletShares 2031 Corporate Bond ETF
Trading Symbol	BSCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.10%, differed from the return of the Index, 6.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care providers & services industry, followed by the oil, gas & consumable fuels industry.
Positions | Orange S.A., 9.00% coupon, due 3/1/2031, a diversified telecommunication services company, followed by Verizon Communications, Inc., 2.55% coupon, due 3/21/2031, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Air freight & logistics industry, followed by the construction & engineering industry.
Positions | FedEx Corp., 2.40% coupon, due 5/15/2031, an air freight & logistics company (no longer held at fiscal year-end), followed by MPLX L.P., 4.80% coupon, due 2/15/2031, an oil, gas & consumable fuels company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Corporate Bond ETF — NAV Return	6.10%	-0.50%
Invesco BulletShares® USD Corporate Bond 2031 Index	6.19%	-0.39%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.89%
Bloomberg U.S. Corporate Index	3.91%	-0.76%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,215,937,721
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 871,442
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,215,937,721
Total number of portfolio holdings	331
Total advisory fees paid	$871,442
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.21%
Orange S.A., 9.00%, 03/01/2031	1.09%
Oracle Corp., 2.88%, 03/25/2031	1.08%
AT&T, Inc., 2.75%, 06/01/2031	1.00%
Amazon.com, Inc., 2.10%, 05/12/2031	0.97%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.94%
Apple, Inc., 1.65%, 02/08/2031	0.88%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.84%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.84%
Ally Financial, Inc., 8.00%, 11/01/2031	0.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.21%
Orange S.A., 9.00%, 03/01/2031	1.09%
Oracle Corp., 2.88%, 03/25/2031	1.08%
AT&T, Inc., 2.75%, 06/01/2031	1.00%
Amazon.com, Inc., 2.10%, 05/12/2031	0.97%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.94%
Apple, Inc., 1.65%, 02/08/2031	0.88%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.84%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.84%
Ally Financial, Inc., 8.00%, 11/01/2031	0.83%
* Excluding money market fund holdings, if any.

C000229788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Trading Symbol	BSJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.17%, differed from the return of the Index, 7.92%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the diversified telecommunication services industry.
Positions | Cloud Software Group, Inc., 9.00% coupon, due 9/30/2029, a software company, followed by EchoStar Corp., 10.75% coupon, due 11/30/2029, a media company.
What detracted from performance?
Industry Allocations | Broadline retail industry, followed by the gas utilities industry.
Positions | Saks Global Enterprises LLC, 11.00% coupon, due 12/15/2029, a commercial services & supplies company (no longer held at fiscal year-end), followed by NFE Financing LLC, 12.00% coupon, due 11/15/2029, an oil, gas & consumable fuels company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return	7.17%	2.35%
Invesco BulletShares® USD High Yield Corporate Bond 2029 Index	7.92%	2.80%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.89%
Bloomberg U.S. Corporate High Yield Index	8.26%	3.87%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 326,650,248
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 879,162
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$326,650,248
Total number of portfolio holdings	376
Total advisory fees paid	$879,162
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.17%
Medline Borrower L.P., 3.88%, 04/01/2029	1.58%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.48%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.46%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.20%
TransDigm, Inc., 6.38%, 03/01/2029	1.03%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.95%
Medline Borrower L.P., 5.25%, 10/01/2029	0.91%
Staples, Inc., 10.75%, 09/01/2029	0.87%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.17%
Medline Borrower L.P., 3.88%, 04/01/2029	1.58%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.48%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.46%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.20%
TransDigm, Inc., 6.38%, 03/01/2029	1.03%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.95%
Medline Borrower L.P., 5.25%, 10/01/2029	0.91%
Staples, Inc., 10.75%, 09/01/2029	0.87%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.81%
* Excluding money market fund holdings, if any.

C000229789 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Municipal Bond ETF
Class Name	Invesco BulletShares 2031 Municipal Bond ETF
Trading Symbol	BSMV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, and lower spread sensitivity. Because the Fund primarily invests in municipal bonds with maturities in the year 2031, it was affected by this market environment, but this was offset by the Fund's exposure to lower intermediate-term interest rates.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.68%, differed from the return of the Index, 1.28%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by Texas bonds.
Positions | New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00% coupon, due 3/15/2031, followed by Maryland (State of) Department of Transportation, Series 2019, RB, 2.13% coupon, due 10/1/2031.
What detracted from performance?
State Allocations | Ohio bonds, followed by Utah bonds.
Positions | New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00% coupon, due 1/1/2042 (no longer held at fiscal year-end), followed by California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00% coupon, due 8/15/2048.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Municipal Bond ETF — NAV Return	0.68%	-2.10%
Invesco BulletShares® Municipal Bond 2031 Index	1.28%	-1.97%
Bloomberg Municipal Bond Index	0.08%	-0.35%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 113,830,468
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 167,350
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$113,830,468
Total number of portfolio holdings	1,068
Total advisory fees paid	$167,350
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.93%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.90%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.58%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.54%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.52%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.42%
Harris County Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Series 2024, Ref. RB, 5.00%, 10/01/2031	0.39%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB, 5.00%, 06/01/2050	0.38%
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00%, 03/15/2031	0.37%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.93%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.90%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.58%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.54%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.52%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.42%
Harris County Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Series 2024, Ref. RB, 5.00%, 10/01/2031	0.39%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB, 5.00%, 06/01/2050	0.38%
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00%, 03/15/2031	0.37%

C000237719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Corporate Bond ETF
Class Name	Invesco BulletShares 2032 Corporate Bond ETF
Trading Symbol	BSCW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.43%, differed from the return of the Index, 5.29%, primarily due to positive effects of the sampling approach employed by the portfolio management team, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Electric utilities industry, followed by the oil, gas & consumable fuels industry.
Positions | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30% coupon, due 1/30/2032, a financial services company, followed by Verizon Communications, Inc., 2.36% coupon, due 3/15/2032, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | J.M. Smucker Co. (The), 2.13% coupon, due 3/15/2032, a food products company (no longer held at fiscal year-end), followed by WarnerMedia Holdings, Inc., 4.28% coupon, due 3/15/2032, a media company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2032 Corporate Bond ETF — NAV Return	5.43%	6.13%
Invesco BulletShares® USD Corporate Bond 2032 Index	5.29%	5.71%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.34%
Bloomberg U.S. Corporate Index	3.91%	5.05%

Performance Inception Date	Sep. 08, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,020,767,605
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 769,727
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,020,767,605
Total number of portfolio holdings	297
Total advisory fees paid	$769,727
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.36%, 03/15/2032	1.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.46%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.14%
Oracle Corp., 6.25%, 11/09/2032	0.97%
Sprint Capital Corp., 8.75%, 03/15/2032	0.96%
Amazon.com, Inc., 3.60%, 04/13/2032	0.96%
Amazon.com, Inc., 4.70%, 12/01/2032	0.91%
AT&T, Inc., 2.25%, 02/01/2032	0.86%
Ford Motor Co., 3.25%, 02/12/2032	0.85%
Block, Inc., 6.50%, 05/15/2032	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.36%, 03/15/2032	1.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.46%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.14%
Oracle Corp., 6.25%, 11/09/2032	0.97%
Sprint Capital Corp., 8.75%, 03/15/2032	0.96%
Amazon.com, Inc., 3.60%, 04/13/2032	0.96%
Amazon.com, Inc., 4.70%, 12/01/2032	0.91%
AT&T, Inc., 2.25%, 02/01/2032	0.86%
Ford Motor Co., 3.25%, 02/12/2032	0.85%
Block, Inc., 6.50%, 05/15/2032	0.82%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Trading Symbol	BSJU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.81%, differed from the return of the Index, 7.53%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the oil, gas & consumable fuels industry.
Positions | Intelsat Jackson Holdings S.A., 6.50% coupon, due 3/15/2030, a diversified telecommunication services company (no longer held at fiscal year-end), followed by HUB International Ltd., 7.25% coupon, due 6/15/2030, an insurance company.
What detracted from performance?
Industry Allocations |  Ground transportation industry, followed by the diversified consumer services industry.
Positions | Community Health Systems, Inc., 6.13% coupon, due 4/1/2030, a health care providers & services company (no longer held at fiscal year-end), followed by Brightline East LLC, 11.00% coupon, due 1/31/2030, a ground transportation company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return	6.81%	8.51%
Invesco BulletShares® USD High Yield Corporate Bond 2030 Index	7.53%	9.16%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.34%
Bloomberg U.S. Corporate High Yield Index	8.26%	9.21%

Performance Inception Date	Sep. 08, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 174,606,082
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 453,341
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$174,606,082
Total number of portfolio holdings	210
Total advisory fees paid	$453,341
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.18%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.81%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	1.72%
DaVita, Inc., 4.63%, 06/01/2030	1.69%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.47%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.31%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.29%
CoreWeave, Inc., 9.25%, 06/01/2030	1.28%
McAfee Corp., 7.38%, 02/15/2030	1.18%
Herc Holdings, Inc., 7.00%, 06/15/2030	1.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.18%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.81%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	1.72%
DaVita, Inc., 4.63%, 06/01/2030	1.69%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.47%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.31%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.29%
CoreWeave, Inc., 9.25%, 06/01/2030	1.28%
McAfee Corp., 7.38%, 02/15/2030	1.18%
Herc Holdings, Inc., 7.00%, 06/15/2030	1.09%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237721 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Municipal Bond ETF
Class Name	Invesco BulletShares 2032 Municipal Bond ETF
Trading Symbol	BSMW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, lower spread sensitivity, and higher long-term interest rates. Because the Fund primarily invests in municipal bonds with maturities in the year 2032, it was affected more by this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -0.51%, differed from the return of the Index, -0.13%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New Jersey bonds, followed by Connecticut bonds.
Positions | New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB, 5.00% coupon, due 5/1/2032, followed by New Jersey (State of), Series 2020 A, GO Bonds, 4.00% coupon, due 6/1/2032.
What detracted from performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25% coupon, due 6/15/2052, followed by San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB, 4.00% coupon, due 1/15/2050 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco BulletShares 2032 Municipal Bond ETF — NAV Return	-0.51%	2.42%
Invesco BulletShares® Municipal Bond 2032 Index	-0.13%	2.87%
Bloomberg Municipal Bond Index	0.08%	2.86%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 114,804,711
Holdings Count | Holding	1,219
Advisory Fees Paid, Amount	$ 173,299
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$114,804,711
Total number of portfolio holdings	1,219
Total advisory fees paid	$173,299
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.61%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.52%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.50%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.49%
Miami-Dade (County of), FL Transit System, Series 2022, RB, 5.00%, 07/01/2049	0.49%
Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25%, 06/15/2052	0.47%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.47%
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB, 5.00%, 05/15/2037	0.47%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.47%
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB, 5.25%, 11/01/2037	0.45%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.61%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.52%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.50%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.49%
Miami-Dade (County of), FL Transit System, Series 2022, RB, 5.00%, 07/01/2049	0.49%
Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25%, 06/15/2052	0.47%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.47%
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB, 5.00%, 05/15/2037	0.47%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.47%
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB, 5.25%, 11/01/2037	0.45%

C000244604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Corporate Bond ETF
Class Name	Invesco BulletShares 2033 Corporate Bond ETF
Trading Symbol	BSCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.22%, differed from the return of the Index, 5.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Amgen, Inc., 5.25% coupon, due 3/2/2033, a biotechnology company, followed by Banco Santander S.A., 6.92% coupon, due 8/8/2033, a banks company.
What detracted from performance?
Industry Allocations | Textiles, apparel & luxury goods industry.
Positions | Tapestry, Inc., 7.85% coupon, due 11/27/2033, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by Extra Space Storage L.P., 4.95% coupon, due 1/15/2033, a specialized REITs company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Corporate Bond ETF — NAV Return	5.22%	8.50%
Invesco BulletShares® USD Corporate Bond 2033 Index	5.25%	8.64%
Bloomberg U.S. Aggregate Bond Index	3.14%	6.06%
Bloomberg U.S. Corporate Index	3.91%	7.40%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 673,746,422
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 490,783
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$673,746,422
Total number of portfolio holdings	244
Total advisory fees paid	$490,783
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.93%
AT&T, Inc., 2.55%, 12/01/2033	1.39%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.16%
Enbridge, Inc., 5.70%, 03/08/2033	1.06%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.03%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.00%
Intel Corp., 5.20%, 02/10/2033	0.98%
Banco Santander S.A., 6.92%, 08/08/2033	0.97%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.92%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.93%
AT&T, Inc., 2.55%, 12/01/2033	1.39%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.16%
Enbridge, Inc., 5.70%, 03/08/2033	1.06%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.03%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.00%
Intel Corp., 5.20%, 02/10/2033	0.98%
Banco Santander S.A., 6.92%, 08/08/2033	0.97%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.92%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.91%
* Excluding money market fund holdings, if any.

C000244605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Trading Symbol	BSJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.64%, differed from the return of the Index, 7.25%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Media industry, followed by the insurance industry.
Positions | CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% coupon, due 2/1/2031, a media company, followed by Allied Universal Holdco LLC, 7.88% coupon, due 2/15/2031, a commercial services & supplies company.
What detracted from performance?
Industry Allocations | Entertainment industry, followed by the containers & packaging industry.
Positions | LABL, Inc., 8.63% coupon, due 10/1/2031, a containers & packaging company, followed by Kronos Acquisition Holdings, Inc., 8.25% coupon, due 6/30/2031, a household products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return	6.64%	10.31%
Invesco BulletShares® USD High Yield Corporate Bond 2031 Index	7.25%	11.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	6.06%
Bloomberg U.S. Corporate High Yield Index	8.26%	10.86%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 39,894,053
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 140,325
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$39,894,053
Total number of portfolio holdings	156
Total advisory fees paid	$140,325
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.47%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.27%
UKG, Inc., 6.88%, 02/01/2031	2.10%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), 7.88%, 02/15/2031	1.95%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.92%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.88%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.57%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031	1.23%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.15%
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.47%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.27%
UKG, Inc., 6.88%, 02/01/2031	2.10%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), 7.88%, 02/15/2031	1.95%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.92%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.88%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.57%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031	1.23%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.15%
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031	1.14%
* Excluding money market fund holdings, if any.

C000244606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Municipal Bond ETF
Class Name	Invesco BulletShares 2033 Municipal Bond ETF
Trading Symbol	BSSX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, lower spread sensitivity, and higher long-term interest rates. Because the Fund primarily invests in municipal bonds with maturities in the year 2033, it was affected more by this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -1.27%, differed from the return of the Index, -0.90%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | Missouri bonds, followed by Maryland bonds.
Positions | University of Colorado, Series 2017 A-2, Ref. RB, 3.00% coupon, due 6/1/2033, followed by New York (State of) Dormitory Authority, Series 2019, RB, 2.00% coupon, due 7/1/2033.
What detracted from performance?
State Allocations | New York bonds, followed by Texas bonds.
Positions | Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00% coupon, due 5/1/2048, followed by Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) Series 2023, Ref. RB, 5.25% coupon, due 7/1/2048.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Municipal Bond ETF — NAV Return	-1.27%	3.26%
Invesco BulletShares® Municipal Bond 2033 Index	-0.90%	3.37%
Bloomberg Municipal Bond Index	0.08%	3.41%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 89,749,684
Holdings Count | Holding	1,103
Advisory Fees Paid, Amount	$ 122,383
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$89,749,684
Total number of portfolio holdings	1,103
Total advisory fees paid	$122,383
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	0.80%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	0.70%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	0.68%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.68%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	0.61%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.61%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.59%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.57%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	0.56%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	0.54%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	0.80%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	0.70%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	0.68%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.68%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	0.61%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.61%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.59%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.57%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	0.56%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	0.54%

C000250315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Corporate Bond ETF
Class Name	Invesco BulletShares 2034 Corporate Bond ETF
Trading Symbol	BSCY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2034 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.93%, differed from the return of the Index, 5.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Boeing Co. (The), 6.53% coupon, due 5/1/2034, an aerospace & defense company, followed by AT&T, Inc., 5.40% coupon, due 2/15/2034, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Energy equipment & services industry.
Positions | Schlumberger Investment S.A., 5.00% coupon, due 6/1/2034, an energy equipment & services company (no longer held at fiscal year-end), followed by FedEx Corp., 4.90% coupon, due 1/15/2034, an air freight & logistics company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2034 Corporate Bond ETF — NAV Return	4.93%	7.36%
Invesco BulletShares® USD Corporate Bond 2034 Index	5.03%	7.52%
Bloomberg U.S. Aggregate Bond Index	3.14%	5.61%
Bloomberg US Corporate Index	3.91%	6.21%

Performance Inception Date	Jun. 12, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 259,082,488
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 148,300
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$259,082,488
Total number of portfolio holdings	296
Total advisory fees paid	$148,300
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.12%
AT&T, Inc., 5.40%, 02/15/2034	1.05%
Boeing Co. (The), 6.53%, 05/01/2034	1.01%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.95%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.94%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.93%
Kroger Co. (The), 5.00%, 09/15/2034	0.82%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.75%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	0.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.12%
AT&T, Inc., 5.40%, 02/15/2034	1.05%
Boeing Co. (The), 6.53%, 05/01/2034	1.01%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.95%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.94%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.93%
Kroger Co. (The), 5.00%, 09/15/2034	0.82%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.75%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	0.73%
* Excluding money market fund holdings, if any.

C000250316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Trading Symbol	BSJW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.71%, differed from the return of the Index, 7.22%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the oil, gas & consumable fuels industry.
Positions | CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% coupon, due 5/1/2032, a media company, followed by 1261229 BC Ltd., 10.00% coupon, due 4/15/2032, a pharmaceuticals company.
What detracted from performance?
Industry Allocations | Household products industry.
Positions | Kronos Acquisition Holdings, Inc., 10.75% coupon, due 6/30/2032, a household products company (no longer held at fiscal year-end), followed by Motion Finco S.a.r.l., 8.38% coupon, due 2/15/2032, a hotels, restaurants & leisure company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return	6.71%	8.92%
Invesco BulletShares® USD High Yield Corporate Bond 2032 Index	7.22%	9.52%
Bloomberg U.S. Aggregate Bond Index	3.14%	5.61%
Bloomberg U.S. Corporate High Yield Index	8.26%	9.88%

Performance Inception Date	Jun. 12, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 25,716,390
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 56,909
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$25,716,390
Total number of portfolio holdings	166
Total advisory fees paid	$56,909
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.23%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.89%
Carnival Corp., 5.75%, 08/01/2032	2.14%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.85%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.65%
WarnerMedia Holdings, Inc., 4.28%, 03/15/2032	1.64%
TransDigm, Inc., 6.63%, 03/01/2032	1.60%
Community Health Systems, Inc., 10.88%, 01/15/2032	1.46%
IQVIA, Inc., 6.25%, 06/01/2032	1.45%
HUB International Ltd., 7.38%, 01/31/2032	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.23%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.89%
Carnival Corp., 5.75%, 08/01/2032	2.14%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.85%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.65%
WarnerMedia Holdings, Inc., 4.28%, 03/15/2032	1.64%
TransDigm, Inc., 6.63%, 03/01/2032	1.60%
Community Health Systems, Inc., 10.88%, 01/15/2032	1.46%
IQVIA, Inc., 6.25%, 06/01/2032	1.45%
HUB International Ltd., 7.38%, 01/31/2032	1.41%
* Excluding money market fund holdings, if any.

C000253524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Municipal Bond ETF
Class Name	Invesco BulletShares 2034 Municipal Bond ETF
Trading Symbol	BSMY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 9, 2024 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Municipal Bond ETF	$17	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 17	[3]
Expense Ratio, Percent	0.18%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, rich starting valuations, lower spread sensitivity, and higher long-term interest rates. Because the Fund primarily invests in municipal bonds with maturities in the year 2034, it was affected more by this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period September 11, 2024 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.95%, differed from the return of the Index, -2.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | Connecticut bonds, followed by Nevada bonds.
Positions | Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00% coupon, due 11/15/2034, followed by Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 3.00% coupon, due 10/1/2034.
What detracted from performance?
State Allocations | New York bonds, followed by California bonds.
Positions | New York (City of), NY, Series 2024 C-1, GO Bonds, 5.00% coupon, due 9/1/2048, followed by Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB, 5.00% coupon, due 12/1/2036.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (9/11/24)
Invesco BulletShares 2034 Municipal Bond ETF — NAV Return	-2.95%
Invesco BulletShares® Municipal Bond 2034 Index	-2.76%
Bloomberg Municipal Bond Index	-0.55%

Performance Inception Date	Sep. 11, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 56,662,633
Holdings Count | Holding	999
Advisory Fees Paid, Amount	$ 39,427
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$56,662,633
Total number of portfolio holdings	999
Total advisory fees paid	$39,427
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.68%
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	0.67%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.25%, 11/15/2049	0.59%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB, 5.50%, 11/01/2045	0.53%
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds, 3.13%, 09/01/2034	0.53%
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB, 5.00%, 07/01/2039	0.49%
Illinois (State of), Series 2024 B, RB, 5.00%, 06/15/2036	0.48%
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB, 3.00%, 05/15/2034	0.47%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2039	0.45%
University of California, Series 2024 BV, Ref. RB, 5.00%, 05/15/2034	0.44%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.68%
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	0.67%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.25%, 11/15/2049	0.59%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB, 5.50%, 11/01/2045	0.53%
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds, 3.13%, 09/01/2034	0.53%
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB, 5.00%, 07/01/2039	0.49%
Illinois (State of), Series 2024 B, RB, 5.00%, 06/15/2036	0.48%
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB, 3.00%, 05/15/2034	0.47%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2039	0.45%
University of California, Series 2024 BV, Ref. RB, 5.00%, 05/15/2034	0.44%

C000261115 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2035 Corporate Bond ETF
Class Name	Invesco BulletShares 2035 Corporate Bond ETF
Trading Symbol	BSCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2035 Corporate Bond ETF (the “Fund”) for the period June 9, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Corporate Bond ETF	$2	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[5]
Expense Ratio, Percent	0.10%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2035 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 11, 2025 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.96%, differed from the return of the Index, 3.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | AT&T, Inc., 4.50% coupon, due 5/15/2035, a diversified telecommunication services company, followed by AbbVie, Inc., 4.50% coupon, due 5/14/2035, a biotechnology company.
What detracted from performance?
Industry Allocations | Paper & forest products industry.
Positions | Broadcom, Inc., 5.20% coupon, due 7/15/2035, a semiconductors & semiconductor equipment company, followed by Conagra Brands, Inc., 5.75% coupon, due 8/1/2035, a food products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/11/25)
Invesco BulletShares 2035 Corporate Bond ETF — NAV Return	2.96%
Invesco BulletShares® USD Corporate Bond 2035 Index	3.00%
Bloomberg U.S. Aggregate Bond Index	2.24%
Bloomberg U.S. Corporate Index	2.52%

Performance Inception Date	Jun. 11, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 15,400,022
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 1,900
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$15,400,022
Total number of portfolio holdings	234
Total advisory fees paid	$1,900
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc., 5.20%, 07/15/2035	1.31%
Synopsys, Inc., 5.15%, 04/01/2035	1.22%
AbbVie, Inc., 4.50%, 05/14/2035	1.20%
AT&T, Inc., 4.50%, 05/15/2035	1.19%
Verizon Communications, Inc., 5.25%, 04/02/2035	1.18%
Verizon Communications, Inc., 4.78%, 02/15/2035	1.11%
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	1.10%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.38%, 10/23/2035	1.07%
Medtronic, Inc., 4.38%, 03/15/2035	0.97%
Oracle Corp., 5.50%, 08/03/2035	0.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc., 5.20%, 07/15/2035	1.31%
Synopsys, Inc., 5.15%, 04/01/2035	1.22%
AbbVie, Inc., 4.50%, 05/14/2035	1.20%
AT&T, Inc., 4.50%, 05/15/2035	1.19%
Verizon Communications, Inc., 5.25%, 04/02/2035	1.18%
Verizon Communications, Inc., 4.78%, 02/15/2035	1.11%
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	1.10%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.38%, 10/23/2035	1.07%
Medtronic, Inc., 4.38%, 03/15/2035	0.97%
Oracle Corp., 5.50%, 08/03/2035	0.90%
* Excluding money market fund holdings, if any.

C000261116 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2033 High Yield Corporate Bond ETF
Trading Symbol	BSJX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 High Yield Corporate Bond ETF (the “Fund”) for the period June 9, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 High Yield Corporate Bond ETF	$10	0.42%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 10	[7]
Expense Ratio, Percent	0.42%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 11, 2025 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.86%, differed from the return of the Index, 2.93%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by positive effects of the sampling approach employed by the portfolio management team.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the hotels, restaurants & leisure industry.
Positions | Cleveland-Cliffs, Inc., 7.38% coupon, due 5/1/2033, a metals & mining company, followed by Carnival Corp., 6.13% coupon, due 2/15/2033, a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry.
Positions | Array Digital Infrastructure, Inc., 6.70% coupon, due 12/15/2033, a wireless telecommunication services company (no longer held at fiscal year-end), followed by Kioxia Holdings Corp., 6.63% coupon, due 7/24/2033, a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/11/25)
Invesco BulletShares 2033 High Yield Corporate Bond ETF — NAV Return	2.86%
Invesco BulletShares® USD High Yield Corporate Bond 2033 Index	2.93%
Bloomberg U.S. Aggregate Bond Index	2.24%
Bloomberg U.S. Corporate High Yield Index	2.99%

Performance Inception Date	Jun. 11, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,107,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,773
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,107,677
Total number of portfolio holdings	79
Total advisory fees paid	$4,773
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	3.18%
Carnival Corp., 6.13%, 02/15/2033	2.92%
Level 3 Financing, Inc., 6.88%, 06/30/2033	2.77%
Sinclair Television Group, Inc., 8.13%, 02/15/2033	2.31%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	2.23%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033	2.10%
Fair Isaac Corp., 6.00%, 05/15/2033	1.99%
Snap, Inc., 6.88%, 03/01/2033	1.98%
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033	1.92%
TransDigm, Inc., 6.00%, 01/15/2033	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	3.18%
Carnival Corp., 6.13%, 02/15/2033	2.92%
Level 3 Financing, Inc., 6.88%, 06/30/2033	2.77%
Sinclair Television Group, Inc., 8.13%, 02/15/2033	2.31%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	2.23%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033	2.10%
Fair Isaac Corp., 6.00%, 05/15/2033	1.99%
Snap, Inc., 6.88%, 03/01/2033	1.98%
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033	1.92%
TransDigm, Inc., 6.00%, 01/15/2033	1.78%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[8]	Annualized.